UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


          Report for the Calendar Year or Quarter Ended: March 31, 2002

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

                         Dane, Falb, Stone & Co., Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

                  15 Broad Street       Boston             MA           02109
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-02423
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report:

Edward N. Dane                     Principal                        617-742-0666
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



Signature, Place and Date of Signing:

/s/ Edward N. Dane
------------------------------
Boston, Massachusetts
05/15/02


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


REPORT SUMMARY:

Number of Other Included Managers: None
                                  ------

Form 13F Information Table Entry Total: 63
                                       ----

Form 13F Information Table Value Total:   $41,551,629
                                       -----------------



OTHER MANAGERS ON WHOSE BEHALF THIS REPORT IS FILED:

None

MANAGERS REPORTING ON BEHALF OF REPORTING MANAGER:

None

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                              FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                      MARKET   SHARES OF                  SHARED
NAME OF ISSUER                    OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS          NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Berksh Hthwy                 Cl A                084670108     213         3         3     0       0              3      0      0
Abbott Labs                  Com                 002824100     441      8400      8400     0       0           8400      0      0
Aberdeen Asia Pac Incom Fd   Com                 003009107     497    117896    117896     0       0         117896      0      0
ADE Corp MA                  Com                 00089C107     465     30481     30481     0       0          30481      0      0
AK Steel Hlgs                Pfd CV $ 3.625      042170407     633     14025     14025     0       0          14025      0      0
Alliance World Dollar Gov    Com                 01879R106     348     33800     33800     0       0          33800      0      0
AllState Corp                Com                 020002101     219      5800      5800     0       0           5800      0      0
Aust & NZ BnkGrp             Sponsored ADR       052528304    1145     24175     23975   200       0          23975    200      0
Banc One Corp                Com                 059438101     442     10600     10600     0       0          10600      0      0
Barrick Gold Cp              Com                 067901108     832     44877     44877     0       0          44877      0      0
Bat Mt Gold                  CDT-CV SB DB6%05    071593AA5     637    650000    650000     0       0         650000      0      0
BHP Ltd                      Sponsored ADR       088606108     296     24238     23329   908       0          23329    908      0
BP Amoco                     Sponsored ADR       055622104    1136     21410     21410     0       0          21410      0      0
Brascan Corp                 CL A LTD VT SH      10549P606     799     36650     35950   700       0          35950    700      0
Bristol Myers Squibb         Com                 110122108     574     14200     13600   600       0          13600    600      0
Cigna Corp                   Com                 17179X106     212      2100      2100     0       0           2100      0      0
Cisco Systems                Com                 17275R102    1249     73800     73800     0       0          73800      0      0
Coeur d'Alene Mines Corp  Note 13.325 12/31/03   192108AH1     125    100000    100000     0       0         100000      0      0
Coeur d'Alene Mines Corp     Com                 192108108      24     16812     16812     0       0          16812      0      0
Duke Energy                  Com                 264399106     672     17800     17800     0       0          17800      0      0
Exxon Mobil Corp             Com                 30231G102    2168     49480     49480     0       0          49480      0      0
Federated Department Stores  Com                 31410H101     927     22701     22701     0       0          22701      0      0
Ford Motor Co                Com                 345370100     684     41520     41520     0       0          41520      0      0
General Electric             Com                 369604103    1330     35573     32573  3000       0          32573   3000      0
GlaxoSmithkline              Sponsored ADR       37733W105     555     11810     11810     0       0          11810      0      0
Grp Telvsa SA De Cv          Sp ADR REP ORD      40049J206     795     16400     16400     0       0          16400      0      0
H&Q Life Sciences Fd         Sh Ben Int          404053100     220     11270     10923   347       0          10923    347      0
Hewlett Packard              Com                 428236102     260     14520     13920   600       0          13920    600      0
Input/Output                 Com                 457652105    1066    117150    117150     0       0         117150      0      0
Keynote Securities           com                 493308100     853     88100     88100     0       0          88100      0      0
Lexicon Genetics Inc Com     Com                 528872104     887     93900     93900     0       0          93900      0      0
Ericsson LM TelCo.           ADR Cl B Sek10      294821400     763    182600    182600     0       0         182600      0      0
Lubrizol Corporation         Com                 549271104    1123     32300     32300     0       0          32300      0      0
MA Health & Educ TE          Sh Ben Int          575672100     299     22000     22000     0       0          22000      0      0
Meditronic                   Com                 585055106     322      7123      7123     0       0           7123      0      0
Mentor Graphics Corp         Com                 587200106     655     31000     31000     0       0          31000      0      0
Merck&Co Inc                 Com                 589331107     333      5800      5800     0       0           5800      0      0
MeVC Draper Fisher           Com                 55271E105     255     26000     26000     0       0          26000      0      0
MS/DW Incm                   Com                 61745P874    1069     66200     66200     0       0          66200      0      0
New Amer High Income Fd      Com                 641876107     160     59245     59245     0       0          59245      0      0
Newmont Mining               Com                 651639106     395     14274     14274     0       0          14274      0      0
Newmont Mining               Cv 3.25             651639601     769     15600     15600     0       0          15600      0      0
Nortel Networks              Com                 656568102      56     12615     12615     0       0          12615      0      0
Novell Inc                   Com                 670006105      48     12400     12400     0       0          12400      0      0
Nuveen Calif Mun Value Fd    Com                 67062C107     104     10802     10802     0       0          10802      0      0
Occidental Petro Crp         Com                 674599105    1166     40000     40000     0       0          40000      0      0
Olin Corp                    Com                 680665205     524     27900     27900     0       0          27900      0      0
Pharmacia Corp               Com                 71713U102     942     20911     20792   119       0          20792    119      0
Scudder Global               Com                 81115E101     253     38800     38800     0       0          38800      0      0
Scudder High Income Tr       Com                 48841G106     353     48500     48500     0       0          48500      0      0
Senior High Income Portfolio Com                 81721E107     700    117700    117700     0       0         117700      0      0
Standard Register Co.        Com                 853887107     860     30600     30600     0       0          30600      0      0
Supervalu Inc                Com                 868536103     206      8000      8000     0       0           8000      0      0
Telcom NewZealand            Sponsored ADR       879278208     332     19658     19658     0       0          19658      0      0
Telefo de Mex'L              Sp ADR REP ORD      879403780     496     12282     12282     0       0          12282      0      0
Thermo Electron Corp         Com                 883556102    1117     53900     53900     0       0          53900      0      0
Timken Co                    Com                 887389104     551     23900     23900     0       0          23900      0      0
Toreador Resources Cp        Com                 891050106    2373    593300    592500   800       0         592500    800      0
Trinity Industries, Inc.     Com                 896522109     751     30900     30900     0       0          30900      0      0
TXU Corporation              Com                 873168108    1256     23050     23050     0       0          23050      0      0
Verizon Comm                 Com                 92343V104     853     18518     18518     0       0          18518      0      0
Washington Mutual Inc        Com                 939322103     200      6050      6050     0       0           6050      0      0
Xcel Energy                  Com                 98389B100    1533     60495     59255  1240       0          59255   1240      0


